SUPPLEMENT TO THE PROSPECTUS

W&R Funds, Inc.

The following information replaces the disclosure regarding the management of W&R Funds, Inc. Small Cap Growth Fund in the section entitled "The Management of The Funds--Portfolio Management:"

   Grant P. Sarris is primarily responsible for the management of W&R Funds, Inc. Small Cap Growth Fund. Mr. Sarris has held his Fund responsibilities since May 1998. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of additional investment companies for which WRIMCO serves as investment manager. Mr. Sarris served as an investment analyst for WRIMCO and its predecessor from October 1991 to January 1996, and from January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO. Mr. Sarris has been an employee of WRIMCO and its predecessor since October 1991.

To be attached to the cover page of the Prospectus of:

     W&R Funds, Inc.
     Equity, Growth & Income and Asset Allocation Funds
     Dated June 28, 2001

This Supplement is dated April 15, 2002.

WRS4200B


SUPPLEMENT TO THE PROSPECTUS


Waddell & Reed Advisors Small Cap Fund, Inc.

The following information replaces the disclosure regarding the management of Waddell & Reed Advisors Small Cap Fund, Inc. in the section entitled "The Management of The Funds--Portfolio Management:"

   Grant P. Sarris is primarily responsible for the management of Waddell & Reed Advisors Small Cap Fund, Inc. Mr. Sarris has held his Fund responsibilities since September 1999. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of additional investment companies for which WRIMCO serves as investment manager.
   Mr. Sarris served as an investment analyst for WRIMCO and its predecessor from October 1991 to January 1996, and from January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO. Mr. Sarris has been an employee of WRIMCO and its predecessor since October 1991.



To be attached to the cover page of the Prospectus of:

     Waddell & Reed Advisors Funds
     Equity Funds
     Dated October 29, 2001

This Supplement is dated April 15, 2002.

NUS1200C